Surplus reserves (Disclosure of retained earnings) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 34,665,305	¥ 35,793,257
The Company [member]
Disclosure of information of retained earnings [line items]
Retained earnings	33,719,000
PRC GAAP [member]
Disclosure of information of retained earnings [line items]
Retained earnings	30,802,000
PRC GAAP [member] | The Company [member]
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 35,231,000

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).